Stock Based Compensation (Detail) (USD $)	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Jul. 31, 2013	Dec. 31, 2013
Stock Based Compensation [Line Items]
Granted	200,000	7,500,000	9,700,000
Forfeited			$ (2,000,000)
Exercised
Outstanding, ending	7,700,000		7,700,000
Exercisable	5,100,000		5,100,000
Weighted Average Exercise Price Granted	$ 9.05	$ 0.25	$ 0.43
Weighted Average Exercise Price Forfeited			$ (0.25)
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding, ending	$ 0.48		$ 0.48
Weighted Average Exercise Price Exercisable	$ 0.60		$ 0.60
Weighted Average Remaining Life Outstanding, ending			5 years 6 months
Weighted Average Remaining Life Exercisable			5 years 6 months